Note 4 - Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of the effect of adoption of new accounting pronouncuement [text block]
June 30, 2019	Note	As reported	Adjustments	Amounts without adoption of IFRS 16
Assets
Right-of-use assets, net		$366,310	$366,310	$-
Total Assets		1,736,278	366,310	1,369,968

Liability
Lease obligation		338,854	338,854	-
Total Liabilities		1,031,682	338,854	692,828

Equity
Deficit		(24,923,921)	27,456	(24,951,377)
Total equity		704,596	27,456	677,140
Total Equity and Liabilities		1,736,278	366,310	1,369,968
For the period ended June 30, 2019	Note	As reported	Adjustments	Amounts without adoption of IFRS 16
Depreciation		$94,936	$85,905	$9,031
Selling, general and administrative expenses		430,917	(104,698)	535,615
Net Profit for the Period		116,129	18,793	134,922
Total Compenhensive Income		89,243	18,793	70,450

Operating lease commitments as at January 1, 2019	$436,455
Effect of discounting using the incremental borrowing rate	7,097
Lease contract for where right-to-use has not commenced	(104,698)
Leasse liability recognized during period ended June 30, 2019	$338,854